UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act-file Number 811-22965

Worthington Value Line Equity Advantage Fund

(Exact name of registrant as specified in charter)

7 Times Square, New York, NY 10036

Mitchell E. Appel

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-907-1900

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

Item 1: Schedule of Investments.

A copy of the Schedule of Investments for the period ended 9/30/15 is included with this Form.

Worthington Value Line Equity Advantage Fund

Schedule of Investments (unaudited) September 30, 2015

Shares		Value
CLOSED-END FUNDS (97.6%)
7,700	Alpine Global Premier Properties Fund	$42,966
7,085	Alpine Total Dynamic Dividend Fund	53,138
3,500	BlackRock Energy and Resources Trust	48,230
7,750	BlackRock Resources & Commodities Strategy Trust	55,025
5,073	Blackrock Science & Technology Trust	80,407
4,400	BlackRock Utility and Infrastructure Trust	71,544
7,815	CBRE Clarion Global Real Estate Income Fund	57,675
2,900	ClearBridge Energy MLP Opportunity Fund, Inc.	41,818
2,800	ClearBridge Energy MLP Total Return Fund, Inc.	38,500
3,660	Cohen & Steers Infrastructure Fund, Inc.	69,796
10,100	Eaton Vance Risk-Managed Diversified Equity Income Fund	96,960
6,000	Eaton Vance Tax-Advantaged Dividend Income Fund	110,280
9,714	Eaton Vance Tax-Managed Diversified Equity Income Fund	99,860
2,900	First Trust Energy Infrastructure Fund	46,371
5,300	Gabelli Dividend & Income Trust (The)	93,068
18,300	Gabelli Equity Trust, Inc.	95,526
11,960	GAMCO Global Gold Natural Resources & Income Trust	59,680
3,500	General American Investors Co., Inc.	108,430
1,235	iShares U.S. Financial Services ETF	105,568
3,200	Kayne Anderson Energy Total Return Fund, Inc.	41,856
21,075	Liberty All Star Equity Fund	107,061
2,150	Mexico Fund, Inc. (The)	37,453
1,220	Morgan Stanley China A Share Fund, Inc.	27,377
3,750	Nuveen Core Equity Alpha Fund	51,675
8,033	Nuveen Dow 30sm Dynamic Overwrite Fund	108,285
6,415	Nuveen NASDAQ 100 Dynamic Overwrite Fund	110,530
5,455	Nuveen Real Estate Income Fund	54,823
2,890	Salient Midstream & MLP Fund	40,431
3,000	Tekla Healthcare Investors	82,800
4,024	Tekla Life Sciences Investors	90,580
1,700	Templeton Dragon Fund, Inc.	31,790
2,350	Tortoise MLP Fund, Inc.	43,052
9,175	Voya Global Equity Dividend and Premium Opportunity Fund	63,766
4,500	Voya Infrastructure Industrials and Materials Fund	55,170

Shares		Value
9,000	Wells Fargo Advantage Global Dividend Opportunity Fund	$53,190

	TOTAL CLOSED-END FUNDS (Cost $2,874,437) (97.6%)	2,374,681

SHORT-TERM INVESTMENT (2.5%)

	MONEY MARKET FUND (2.5%)
59,598	State Street Institutional Liquid Reserves Fund	59,598

	TOTAL SHORT-TERM INVESTMENTS (Cost $59,598) (2.5%)	59,598

	TOTAL INVESTMENT SECURITIES (100.1%) (Cost $2,934,035)	$2,434,279

EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (-0.1%)		(1,765)
NET ASSETS (1) (100%)		$2,432,514
NET ASSET VALUE PER OUTSTANDING SHARE ($2,432,514 ÷ 278,312 shares outstanding)		$8.74

(1)	For federal income tax purposes, the aggregate cost was $2,934,035, aggregate gross unrealized appreciation was $0, aggregate gross unrealized depreciation was $499,756 and the net unrealized depreciation was $499,756.
ETF	Exchange Traded Fund.
MLP	Master Limited Partnership.

1

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establishes a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

•	Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

•	Level 3 – Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund’s investments in securities as of September 30, 2015:

Investments In Securities:	Level 1	Level 2	Level 3	Total
Assets
Closed-End Funds	$2,374,681	$-	$-	$2,374,681
Short-Term Investment	59,598	-	-	59,598
Total Investments in Securities	$2,434,279	$-	$-	$2,434,279

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy.

For the period ended September 30, 2015, there were no transfers between Level 1, Level 2, and Level 3 assets.

The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period (e.g. greater than 1%). An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

For the period ended September 30, 2015, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Funds’ investments by category.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)	The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:

(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	November 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	November 23, 2015